Investment Objectives and Goals - Toews Agility Shares Hedged Risk ETF	Jun. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES HEDGED RISK ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital and income, while limiting risk.